FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a recurring basis (Details) $ in Millions	Dec. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets	$ 1.3
Contingent consideration | EBITDA risk adjustment
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement inputs	17.30
Contingent consideration | Annual EBITDA volatility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement inputs	55.00
Contingent consideration | Risk-free rate of return
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement inputs	2.10
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets	$ 1.3